Significant Accounting Policies (Details 2) - Stock Option [Member] - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Contractual life	6 years	6 years	6 years
Dividend yield	0.00%	0.00%	0.00%
Minimum [Member]
Expected exercise factor	$ 2	$ 2	$ 2
Expected volatility (weighted average)	30.00%	28.90%	34.90%
Risk-free interest rate	2.60%	1.80%	1.30%
Maximum [Member]
Expected exercise factor	$ 2.8	$ 2.8	$ 2.8
Expected volatility (weighted average)	31.70%	34.20%	42.40%
Risk-free interest rate	3.10%	2.10%	1.70%